Operating Lease	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Leases [Abstract]
Operating Lease

NOTE 12. OPERATING LEASE

The Company entered into a 2-year lease commencing January 1, 2020 and ending on December 31, 2021. To secure the new lease, the Company paid a $75,000 security deposit.

Rent expense was approximately $145,000 and $90,000 for the six months ended December 31, 2020 and 2019, respectively. In January 2021, the Company prepaid approximately $150,000 to cover rent for the period of January 1, 2021 to June 30, 2021. There is approximately $180,000 due on the lease for the July-December 2021 period, prior to any potential discounts.

NOTE 12. OPERATING LEASE

The Company entered into a 2-year lease commencing January 1, 2020 and ending on December 31, 2021. To secure the new lease, the Company paid a $75,000 security deposit. In January 2021, the Company prepaid approximately $150,000 to cover rent for the period of January 1, 2021 to June 30, 2021. There is approximately $180,000 due on the lease for the July-December 2021 period, prior to any potential discounts.

Rent expense was approximately $250,000 and $130,000 for the years ended June 30, 2020 and 2019, respectively.